Stockholders' Equity	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Stockholders' Equity

Note 11: Stockholders’ Equity

We are authorized to issue two classes of stock designated as common stock and preferred stock. As of December 31, 2020, we are authorized to issue 60,000,000 total shares of stock. Of this amount, 50,000,000 shares are common stock, each having a par value of $0.001 and 10,000,000 shares are preferred stock, each having a par value of $0.001.

Preferred Stock

At December 31, 2020 and 2019, there were no shares of preferred stock outstanding.

Common Stock

At December 31, 2020 and 2019, there were 13,576,223 shares of common stock outstanding.

In January 2019, we issued 1,250 shares of common stock for proceeds of $1,175 in cash related to the exercise of stock options.

In March 2019, we granted a stock award of 700,000 shares of our common stock to a certain officer. The incremental fair value of the unrestricted stock award was $249,000 and was recorded as part of selling, general and administrative expense on the consolidated statement of income and comprehensive income. We determined the fair value based upon the excess of the fair value of the stock award over the fair value of the cancelled award immediately prior to the grant date of the new award. The unrestricted stock award vested on the grant date.

Warrants

The following table summarizes information about our outstanding common stock warrants as of December 31, 2020:

	Date		Strike	Total Warrants Outstanding and	Total Exercise Price	Weighted Average Exercise
	Issued	Expiration	Price	Exercisable	(in thousands)	Price
Common Stock Investor Warrants	Sep-16	Sep-21	$1.03	461,447	$475
Placement Agent Warrants - Common Stock	Jun-18	Jun-23	0.50	633,600	317
Placement Agent Warrants - Common Stock	Oct-18	Oct-23	0.70	52,500	37
				1,147,547	$829	$0.72

There were no warrants issued, exercised, forfeited, or expired in 2019 and 2020.